Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Interest receivable		$ 570,862	$ 3,381,550
Others		75,828	71,018
Total	$ 796,948	$ 646,690	$ 3,452,568